Provisions - Summary of Provisions (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provisions [Line Items]
Beginning balance	SFr 11,003
Addition	235
Unwinding of discount on provisions	303	SFr 1,308
Variation due to assumption adjustment	(4,782)
Foreign exchange difference	(185)
Utilization	(136)
Ending balance	6,438	11,003
thereof current	235	3,094
thereof non-current	6,203	7,909
Contingent liabilities [member]
Disclosure Of Provisions [Line Items]
Beginning balance	10,867
Unwinding of discount on provisions	303
Variation due to assumption adjustment	(4,782)
Foreign exchange difference	(185)
Ending balance	6,203	10,867
thereof non-current	6,203
Legal and regulatory [member]
Disclosure Of Provisions [Line Items]
Beginning balance	136
Utilization	(136)
Ending balance		SFr 136
Other [Member]
Disclosure Of Provisions [Line Items]
Addition	235
Ending balance	235
thereof current	SFr 235